1
Gabelli International Growth Fund, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 100.0%
CONSUMER DISCRETIONARY  — 22.5%
1,200 Christian Dior SE ...................................... $ 866,253
6,313 Cie Financiere Richemont SA, Cl. A ........... 998,026
4,000 CTS Eventim AG & Co. KGaA .................... 415,650
1,200 Fast Retailing Co. Ltd. ............................... 395,923
450 Hermes International SCA ......................... 1,105,024
1,300 Shimano Inc. ............................................ 245,754
18,000 Sony Group Corp. ..................................... 347,852
4,374,482
HEALTH CARE  — 16.7%
1,400 Alcon Inc. ................................................ 139,479
4,500 AstraZeneca plc ........................................ 697,166
1,500 EssilorLuxottica SA .................................. 354,983
1,800 Gerresheimer AG ...................................... 160,294
1,900 Hoya Corp. ............................................... 261,552
3,900 Novartis AG .............................................. 447,669
7,000 Novo Nordisk A/S, Cl. B ............................ 822,453
1,150 Roche Holding AG .................................... 367,685
3,251,281
CONSUMER STAPLES  — 14.1%
3,170 Danone SA ............................................... 230,564
10,500 Diageo plc ................................................ 365,409
2,900 Heineken NV ............................................ 257,089
9,000 Kobe Bussan Co. Ltd. ............................... 283,291
1,370 L'Oreal SA ................................................ 613,133
4,850 Nestlé SA ................................................. 486,862
1,600 Pernod Ricard SA ..................................... 241,509
4,000 Unilever plc .............................................. 259,230
2,737,087
INDUSTRIALS  — 13.0%
1,300 DSV A/S ................................................... 268,384
12,000 Epiroc AB, Cl. B ........................................ 227,219
8,000 FANUC Corp. ............................................ 233,223
11,000 Komatsu Ltd. ........................................... 303,538
3,300 Recruit Holdings Co. Ltd. .......................... 199,871
8,000 RELX plc .................................................. 375,309
1,250 Siemens AG ............................................. 252,323
1,100 SMC Corp. ............................................... 487,146
1,000 Tokyo Electron Ltd. ................................... 175,961
2,522,974
MATERIALS  — 13.0%
7,000 Agnico Eagle Mines Ltd. ........................... 563,920
1,402 Air Liquide SA .......................................... 270,396
24,512 Barrick Gold Corp. .................................... 487,544
5,000 CRH plc ................................................... 463,700
6,025 Rio Tinto plc ............................................. 426,841
5,000 Wheaton Precious Metals Corp. ................ 305,400
2,517,801
Shares
Market
Value
INFORMATION TECHNOLOGY  — 9.6%
415 ASML Holding NV .................................... $ 344,435
2,080 Keyence Corp. .......................................... 989,311
17,700 Murata Manufacturing Co. Ltd. ................. 345,626
6,000 STMicroelectronics NV ............................. 177,993
1,857,365
FINANCIALS  — 8.0%
1,000 Deutsche Boerse AG ................................. 234,541
26,000 Investor AB, Cl. B ..................................... 800,159
579 S&P Global Inc. ........................................ 299,123
7,000 UBS Group AG ......................................... 215,537
1,549,360
COMPUTER SOFTWARE AND SERVICES  — 1.2%
1,000 SAP SE .................................................... 227,528
COMMUNICATION SERVICES  — 1.1%
8,000 Universal Music Group NV ........................ 209,272
AEROSPACE  — 0.8%
1,150 Airbus SE ................................................. 167,978
TOTAL COMMON STOCKS .................. 19,415,128
TOTAL INVESTMENTS — 100.0%
(Cost $9,504,436) ................................. $ 19,415,128
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 67.1% $ 13,026,394
Japan ............................... 22.0 4,269,047
North America ...................... 10.9 2,119,687
100.0% $ 19,415,128